Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001559109
Tuttle Tactical Management Multi-Strategy Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Tuttle Tactical Management Multi-Strategy Income ETF (Ticker: TUTI) (the “Fund”) seeks current income while maintaining a secondary emphasis on long-term capital appreciation and low volatility.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 6,399% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6399.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that seeks to achieve its investment objective by employing a tactical rotation approach, based on the four tactical models described below, to obtain exposure to income-producing securities.

Under normal market conditions, the Fund will invest not less than 80% of its assets in income-producing securities. For purposes of this policy, “income-producing securities” include (i) dividend-paying equity securities (e.g., common stocks, preferred stocks or convertible securities paying dividends, or real estate investment trusts (“REITs”)); (ii) fixed income securities, such as corporate and government bonds; (iii) exchange-traded products (“ETPs”), which includes exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), that employ a covered call options strategy (collectively, “Income ETPs”); (iv) cash and cash equivalents; and (v) ETPs that invest in any of the foregoing, including “inverse” or “short” ETPs that are designed to deliver the opposite return of an underlying benchmark.

Tuttle Tactical Management, LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”), manages the Fund’s assets using a tactical rotation approach premised on the following principles of the Sub-Adviser’s investment philosophy:

●	markets move in recognizable short and intermediate-term trends and countertrends;
●	over the intermediate term, strong asset classes tend to stay strong, while weak asset classes tend to continue in weakness; and
●	over the shorter term, markets are dominated by media noise, fear and similar short-term disruptions and concerns.

The Sub-Adviser believes that the above principles can cause markets to overreact positively or negatively, only to eventually retreat towards equilibrium. The Sub-Adviser will seek to capitalize on such trends by generally managing the Fund’s assets using one or more of the following four uncorrelated tactical models:

●	Income Relative Momentum Model. Under normal conditions, the Sub-Adviser invests the portion of the Fund’s assets allocated to the Income Relative Momentum Model in one or more Income ETPs, in accordance with the Sub-Adviser’s evaluation of their relative strength, as determined on a monthly basis.
●	Dividend Counter-Trend Model. Under normal conditions, the Sub-Adviser invests the portion of the Fund’s assets allocated to the Dividend Counter-Trend Model in a portfolio of ETPs that invest primarily in dividend-paying equity securities (“Dividend ETPs”) during periods when the Sub-Adviser’s short-term (daily) market models are trending downwards, and the Sub-Adviser invests this portion in cash or cash equivalents during periods when the Sub-Adviser’s short-term (daily) models show markets are trending upwards.
●	Dividend Tactical Fundamental Earnings Model. Under normal conditions, the Sub-Adviser invests the portion of the Fund’s assets allocated to the Dividend Tactical Fundamental Earnings Model in a portfolio of Dividend ETPs during periods when the Sub-Adviser’s intermediate (weekly) models show stock markets are generally trending upwards and earnings are generally trending downwards, and the Sub-Adviser invests this portion in cash and cash-equivalents during periods when the Sub-Adviser’s intermediate (weekly) models show stock markets are generally trending downwards and earnings are generally trending upwards.
●	Dividend Absolute Momentum Model. Under normal conditions, the Sub-Adviser invests the portion of the Fund’s assets allocated to the Dividend Absolute Momentum Model in Dividend ETPs during periods when the Sub-Adviser’s intermediate (weekly) models show stock markets are trending upwards, and the Sub-Adviser invests this portion in cash, cash equivalents or ETPs holding fixed-income securities during periods when the Sub-Adviser’s intermediate (weekly) models show markets are trending downwards, in accordance with the Sub-Adviser’s evaluation of their relative strength.

While the Fund is not required to invest in any of the above models with any particular percentage of the Fund’s assets, the Sub-Adviser will generally seek to invest at least half of the Fund’s assets in the Income Relative Momentum Model, and will allocate the remainder of the Fund’s assets in one or more of the other three tactical models. The Fund may invest directly in equity or fixed income securities to implement any of the above tactical models; however, the Sub-Adviser will generally implement its strategy by investing in Income ETPs and Dividend ETPs that invest primarily in income-producing securities (collectively, “Underlying ETPs”). The Fund may invest in securities of issuers of any market capitalization, and there are no limits on the maturity or quality of the fixed income securities in which the Fund may invest. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified passive index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective. In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund will invest not less than 80% of its assets in income-producing securities. For purposes of this policy, “income-producing securities” include (i) dividend-paying equity securities (e.g., common stocks, preferred stocks or convertible securities paying dividends, or real estate investment trusts (“REITs”)); (ii) fixed income securities, such as corporate and government bonds; (iii) exchange-traded products (“ETPs”), which includes exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), that employ a covered call options strategy (collectively, “Income ETPs”); (iv) cash and cash equivalents; and (v) ETPs that invest in any of the foregoing, including “inverse” or “short” ETPs that are designed to deliver the opposite return of an underlying benchmark.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, shares of the Fund may trade like closed-end fund shares at a discount to net asset value (“NAV”) and possibly face delisting.

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the Fund’s allocation among the Underlying ETPs and other securities in which it invests will cause the Fund to underperform other funds with a similar investment objective that do not allocate their investments in the same manner.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests may cause the Fund to risk losing opportunities to participate in market appreciation and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Covered Call Risk. The Fund may invest in Underlying ETPs that employ a covered call strategy, which is when an ETP seeks to generate income from option premiums by writing (selling) covered call options on one or more of its portfolio securities. A call option is typically considered “covered” only to the extent that the ETP holds a position in the underlying security or has other means that would permit immediate satisfaction of the obligation as writer of the option. The writing of options involves certain risks. During the option period, a covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. There can be no assurance that a market will exist when a writer of an option seeks to close out the position. Furthermore, if trading restrictions or suspensions are imposed on the options market, an option writer may be unable to generate income from writing new options or close out existing positions.

Dividend Yield Risk. While the Fund and Underlying ETPs may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Lower priced securities in the Fund and Underlying ETPs may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s or an Underlying ETP’s portfolio) may decline, regardless of their long-term prospects. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. The share prices of equity securities of ETPs that primarily invest in or provide returns based on fixed income securities may nonetheless experience the same degree of volatility as other equity securities, in addition to reflecting volatility in fixed income markets.

Fixed Income Risks: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk, yield curve risk, prepayment risk and liquidity risk. These risks could affect the value of investments of the Fund and Underlying ETPs, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Credit Risk. The value of a fixed income investment is dependent on the creditworthiness of its issuers. A deterioration in the financial condition or credit rating of an issuer, changes in the market’s perception of the issuer’s financial strength, or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.
●	Interest Rate Risk. The value of a fixed income investment will generally vary inversely with the direction of prevailing interest rates. Generally, when interest rates rise, the value of a fixed income investment is expected to decline. Additionally, changes in market interest rates of fixed income investments may affect the spread between the long-term interest rates and short-term interest rates, which could affect the prices of the fixed income investments held by the Fund or tracked by an Underlying ETP differently.
●	Maturity Risk. The value of the fixed income investments held by the Fund or tracked by the Underlying ETPs is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.
●	Yield Curve Risk. The flattening or steepening of the yield curve, which is a result of changing yields among comparable fixed income investments with different maturities, could have an adverse effect on fixed income investments held by the Fund or tracked by an Underlying ETP. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of fixed income investments will change. If the yield curve steepens, then the spread between the long- and short-term interest rates increases, which means long-term fixed income investments prices decrease relative to short-term fixed income investments prices.
●	Prepayment risk. If the issuer of a fixed income investment owned by the Fund, or an ETF in which the Fund invests, prepays it at a time when interest rates have declined, the Fund or an ETF may have to reinvest the proceeds in fixed income investments with lower interest rates, which can reduce the Fund’s returns.
●	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

U.S. Government Securities Risk. Obligations issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the securities will increase and, in fact, the market values of such obligations may fluctuate. In addition, not all U.S. government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities held by the Fund or tracked by an Underlying ETP. Poor performance by any issuer may cause the value of its securities, and the value of shares of the Fund or an Underlying ETP, to decline.

Junk Bonds or High Yield Securities Risk: High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally more susceptible to default or decline and subject to greater levels of credit risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. Prices of high yield debt securities tend to be very volatile. These risks can reduce the value of the Fund’s shares and the income it earns.

Management Risk. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by the Sub-Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. The NAV of the Fund’s Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with stock market investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about allocations to the tactical models, or the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential allocations or investments, the Fund’s share price may be adversely affected.

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser’s control, including the quality of the Fund’s and Underlying ETPs’ investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services and general equity market conditions. In a declining market, the prices for all securities (including those in the Fund’s and Underlying ETPs’ portfolios) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline.

Preferred Securities. There are special risks associated with investing in preferred securities, including:

●	Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. If the Fund or an Underlying ETP owns a preferred security that is deferring or omitting its distributions, the Fund or Underlying ETP may be required to report income for tax purposes although it has not yet received such income.
●	Subordination. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.
●	Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.
●	Limited Voting Rights. Generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of hybrid-preferred securities, as described under “Investment Objectives and Policies,’’ holders generally have no voting rights.
●	Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in Federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund or tracked by an Underlying ETP.

REIT Risk. The Fund is subject to the risk that the value of stocks of REITs will decline because of adverse developments affecting the real estate industry and real property values. Such a decline could be precipitated by, among other things, general economic decline, deterioration in the real estate rental market, declines in real estate property demand, changes in interest rates, declines in the availability of real estate financing, increases in borrower defaults, overbuilding, or other developments that reduce credit and cash positions of REITs and REIT operators on a local, regional or national level. Individual REITs may also be adversely affected by poor management, failure to quality as a REIT under the Internal Revenue Code (“Code”), environmental problems, property tax increases or changes in federal, state or local regulations.

Risks Related to Investments in ETPs.

●	Risks Related to “Fund of Funds” Structure. The Fund may invest in other ETPs, including ETFs and ETNs. Through its positions in other ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments tracked by an ETP could decrease (or increase). In addition, certain ETPs may track common portfolio positions, thereby reducing any diversification benefits. To the extent that the Fund invests in other ETPs, your cost of investing in the Fund will generally be higher than the cost of investing directly in other ETPs. By investing in the Fund, you will indirectly bear fees and expenses charged by underlying ETPs, in addition to the Fund’s direct fees and expenses. Furthermore, the use of a “fund of funds” structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.
●	1940 Act Limits. Under the Investment Company Act of 1940 (the “1940 Act”), the Fund may not acquire shares of an ETF or other registered investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or investment company or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF or the investment company and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers optimal.
●	Risks Related to ETP NAV and Market Price. The market value of an ETP’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETP shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETP trades at a premium (creating the risk that the Fund pays more than NAV for an ETP when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETPs it holds, and that the Fund receives less than NAV when selling an ETP).
●	Tracking Risk. Investment in the Fund should be made with the understanding that index-based ETFs in which the Fund invests may not be able to replicate exactly the performance of indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities, the ETFs may incur expenses not incurred by their applicable indices, and certain securities comprising the indices tracked by ETFs may temporarily be unavailable.
●	Sampling Risk. The index-based ETFs in which the Fund invests may utilize a representative sampling approach to track their respective underlying indices. ETFs that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the ETF in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, an ETF will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an issuer of securities that the ETF holds could result in a greater decline in NAV than would be the case if the ETF held all of the securities in the underlying index.
●	Inverse ETP Risk. Inverse ETPs involve additional risks and considerations not present in traditional index-based ETPs. Inverse ETPs “reset” over short periods of time, meaning they are designed to deliver their stated returns only for the length of their reset periods (typically daily or monthly), and are not designed to deliver their returns intraday or over periods longer than the stated reset period. Instead, because of the structure of these products, their rebalancing methodologies and the effects of compounding, maintaining holdings beyond the reset period can lead to results very different from an inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, inverse ETPs may have lower trading volumes or may be less tax efficient than traditional ETPs. For these reasons, inverse ETPs are typically considered to be riskier investments than traditional ETPs.
●	ETN Risk. ETNs are senior, unsecured debt securities issued by a bank that guarantee investors the return on an underlying benchmark, minus fees, at maturity. Like ETFs, ETNs can be bought and sold in the market intraday and are subject to the risks of their underlying benchmark. However, unlike ETF’s, ETNs are unsecured promissory obligations that do not actually hold a portfolio of the underlying index’s securities, and therefore are not subject to tracking risk, but are subject to the credit risk of the backing financial institution, counterparty risk, and the risk that the value of the ETN may drop due to a downgrade in the issuer’s or guarantor’s credit rating. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. For certain ETNs, there may be restrictions on the Fund’s right to redeem its investment, which is meant to be held until maturity.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies. Because portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

Small- and Mid-Capitalization Companies Risk. The Fund may, at any given time, invest a significant portion of its assets in Underlying ETPs holding securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate. The foregoing risks are generally increased for smaller capitalization companies as compared to companies with larger capitalizations.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with broad measures of market performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	(888) 383-0553
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
●	During the periods shown in the bar chart, the highest return for a calendar quarter was 1.17% (quarter ended 6/30/2016).
●	During the periods shown in the bar chart, the lowest return for a calendar quarter was (4.06)% (quarter ended 3/31/2016).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.06%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Period Ended December 31, 2016)
Tuttle Tactical Management Multi-Strategy Income ETF | Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2015
Tuttle Tactical Management Multi-Strategy Income ETF | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Composite Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.63%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2015
Tuttle Tactical Management Multi-Strategy Income ETF | Tuttle Tactical Management Multi-Strategy Income ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[5]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	$ 1,340
Annual Return 2016	rr_AnnualReturn2016	(2.64%)
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.18%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2015
Tuttle Tactical Management Multi-Strategy Income ETF | Tuttle Tactical Management Multi-Strategy Income ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(3.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.60%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2015
Tuttle Tactical Management Multi-Strategy Income ETF | Tuttle Tactical Management Multi-Strategy Income ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
1 Year	rr_AverageAnnualReturnYear01	(1.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.10%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2015

[1]	The Bloomberg Barclays Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
[2]	The Fund commenced operations on June 9, 2015.
[3]	The composite index consists of 80% Barclays Global Aggregate Bond Index (an index measuring the global investment grade bond market, calculated on a total return basis) and 20% MSCI USA High Dividend Yield Index (an index that measures performance of equities in the large and mid cap segments (excluding REITs) of the US market, that have higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent, calculated on a total return basis with net dividends reinvested). The composite index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
[4]	The management fee is structured as a "unified fee," out of which the Fund's sub-adviser pays all routine expenses of the Fund, except for the management fee paid to the Fund's sub-adviser, payments under a 12b-1 plan (if any); taxes; brokerage expenses; interest; litigation expenses; acquired fund fees and expenses; and other extraordinary expenses of the Fund, each of which is paid by the Fund.
[5]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.